Transactions with related parties - Unaudited condensed consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Due from related parties	$ 1,419	$ 0
Liabilities
Due to related parties	300	3,257
Capital-Executive – advances for payments on behalf of the Partnership (a) [Member]
Assets
Due from related parties	1,419	0
CSM - payments on behalf of the Partnership (b) [Member]
Liabilities
Due to related parties	275	1,040
Management fee payable to CSM (c) [Member]
Liabilities
Due to related parties	25	25
Capital-Executive - payments on behalf of the Partnership (b) [Member]
Liabilities
Due to related parties	0	1,765
Management fee payable to Capital-Executive (c) [Member]
Liabilities
Due to related parties	$ 0	$ 427